Debt - Schedule of Principal Maturity for Long-Term Debt Outstanding (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Maturities of Long-term Debt [Abstract]
2021	$ 99
2022	101
2023	91
2024	58
2025	52
Total	401
Less unamortized debt cost	0
Net carrying amount	$ 401